Schedule of Finance Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Balance as of beginning of period		$ 373,070
Interest expense accrual		105,483
Payment of principal and interest		(478,553)
Finance liability, net of discount
Less unamortized discount
Less current portion of lease liabilities
Finance liability, net of current and discount